CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Cik0001819516 Aspirational Consumer Lifestyle Corp Common Class A Common interests	Cik0001819516 Aspirational Consumer Lifestyle Corp Common Class A	Cik0001819516 Aspirational Consumer Lifestyle Corp Class B Ordinary Shares Common interests	Cik0001819516 Aspirational Consumer Lifestyle Corp Class B Ordinary Shares	Cik0001819516 Aspirational Consumer Lifestyle Corp Additional Paid-in Capital	Cik0001819516 Aspirational Consumer Lifestyle Corp Accumulated deficit	Cik0001819516 Aspirational Consumer Lifestyle Corp	Common interests	Accumulated deficit	Total
Beginning Balance at Dec. 31, 2017									$ (38,629,000)	$ 696,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss									(49,831,000)	(83,237,000)
Ending Balance at Dec. 31, 2018									(88,460,000)	(80,252,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss									(41,671,000)	(106,873,000)
Ending Balance at Dec. 31, 2019								$ 3,822,000	(130,131,000)	(56,254,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss										(71,837,000)
Ending Balance at Jun. 30, 2020								8,959,000	(130,131,000)	305,407,000
Beginning Balance at Dec. 31, 2019								3,822,000	(130,131,000)	(56,254,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss										(85,405,000)
Ending Balance at Dec. 31, 2020	$ 268	$ 268	$ 599	$ 599	$ 6,657,917	$ (1,658,775)	$ 5,000,009	8,959,000	(130,131,000)	293,827,000
Balance at the end (in shares) at Dec. 31, 2020	2,681,422	2,681,422	5,993,658	5,993,658
Beginning Balance at Mar. 31, 2020								8,959,000	(130,131,000)	332,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss										(27,366,000)
Ending Balance at Jun. 30, 2020								8,959,000	(130,131,000)	305,407,000
Beginning Balance at Jul. 06, 2020		$ 0		$ 0	0	0	0
Balance at the beginning (in shares) at Jul. 06, 2020		0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsors				$ 647	24,353		25,000
Issuance of Class B common stock to Sponsors (in shares)				6,468,750
Sale of 22,500,000 Units, net of underwriting discounts and offering costs		$ 2,397			218,048,528		218,050,925
Measurement adjustment on redeemable Ordinary shares		$ (2,129)			(212,973,315)		(212,975,444)
Measurement adjustment on redeemable Ordinary shares (in shares)		(21,293,210)
Net loss						(1,658,775)	(1,658,775)
Ending Balance at Dec. 31, 2020	$ 268	$ 268	$ 599	$ 599	6,657,917	(1,658,775)	5,000,009	8,959,000	(130,131,000)	293,827,000
Balance at the end (in shares) at Dec. 31, 2020	2,681,422	2,681,422	5,993,658	5,993,658
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Measurement adjustment on redeemable Ordinary shares	$ (268)				(6,657,917)	(20,206,799)	(26,864,984)
Measurement adjustment on redeemable Ordinary shares (in shares)	(2,681,422)
Net loss						(8,167,283)	(8,167,283)
Ending Balance at Mar. 31, 2021			$ 599			(30,032,857)	(30,032,258)	39,131,000	(130,131,000)	293,200,000
Balance at the end (in shares) at Mar. 31, 2021			5,993,658
Beginning Balance at Dec. 31, 2020	$ 268	$ 268	$ 599	$ 599	$ 6,657,917	(1,658,775)	5,000,009	8,959,000	(130,131,000)	293,827,000
Balance at the beginning (in shares) at Dec. 31, 2020	2,681,422	2,681,422	5,993,658	5,993,658
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss							(14,893,876)			(61,167,000)
Ending Balance at Jun. 30, 2021			$ 599			(36,762,126)	(36,761,527)	39,131,000	(130,131,000)	265,594,000
Balance at the end (in shares) at Jun. 30, 2021			5,993,658
Beginning Balance at Mar. 31, 2021			$ 599			(30,032,857)	(30,032,258)	39,131,000	(130,131,000)	293,200,000
Balance at the beginning (in shares) at Mar. 31, 2021			5,993,658
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Measurement adjustment on redeemable Ordinary shares						(2,676)	(2,676)
Net loss						(6,726,593)	(6,726,593)			(28,954,000)
Ending Balance at Jun. 30, 2021			$ 599			$ (36,762,126)	$ (36,761,527)	$ 39,131,000	$ (130,131,000)	$ 265,594,000
Balance at the end (in shares) at Jun. 30, 2021			5,993,658